Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 505,786	$ 31,950	$ 268,160
Prepaid expense	39,007
Contract assets	220,734	8,466	45,455
Account receivables, net		7,480
Deferred offering costs		266,028
Total current assets	765,527	313,924	313,615
NON-CURRENT ASSETS:
Rent deposit	15,999	16,004	7,770
Right-of-use asset - operating lease	53,214	37,999	32,535
Property, plant and equipment, net	1,001,353
Intangible assets, net	15,101,651
Total non-current assets	16,172,217	54,003	40,305
Total assets	16,937,744	367,927	353,920
Current liabilities:
Account payable	32,144		15,026
Accrued liabilities	3,494,333	2,182
Contract liabilities	156,081	131,564	101,718
Current maturities of loan payable	2,664	378	18,645
Due to related party	235,398	48,462
Operating lease liabilities	32,489	38,109	23,097
Total current liabilities	3,953,109	220,695	158,486
Non-Current liabilities:
Loan payable, net of current	470,902	473,188	453,832
Operating lease liabilities	20,868		9,813
Total non-current liabilities	491,770	473,188	463,645
Total liabilities	4,444,879	693,883	622,131
Stockholders’ deficit:
Ordinary shares, with $0.001 par value, 50,000,000 number of ordinary shares authorized, 13,923,611 and 9,611,111 ordinary shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively	13,924	9,611	7,711
Additional paid-in capital	15,716,444	641,785	5,185
Stock payable	1,075,786
Accumulated deficit	(4,459,520)	(1,027,068)	(312,388)
Accumulated other comprehensive income	146,231	49,716	31,281
Total stockholders’ deficit	12,492,865	(325,956)	(268,211)
Total liabilities and stockholders’ deficit	16,937,744	367,927	353,920
Total current liabilities	$ 3,953,109	$ 220,695	$ 158,486